Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.86%	26.50%	34.23%	(22.66%)	35.19%	25.66%
SP Funds Dow Jones Global Sukuk ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.88%	2.61%	4.36%	(8.45%)	(1.12%)	4.09%
SP Funds S&P Global REIT Sharia ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	3.14%	2.35%	9.74%	(29.06%)	43.18%